Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
We regularly assess risks from cybersecurity threats, monitor our information systems for potential vulnerabilities, and test those systems pursuant to our cybersecurity policies, processes, and practices, which are integrated into our overall enterprise risk management system through our Integrated Cyber Risk Management (“
ICRM
”) program. ICRM provides a unifying framework that connects cyber, enterprise, and compliance risk disciplines under a single, measurable governance structure based on the Three Lines of Defense model, with shared taxonomies, quantifiable indicators, and continuous feedback. We strive to mitigate these risks through cybersecurity risk management, strategy, and governance efforts, including the safeguarding of our systems and electronic information through cybersecurity controls, processes, proactive monitoring, and disaster recovery plans designed to minimize business disruptions. Our cybersecurity strategy is grounded in Zero Trust principles, applied across all security domains to strengthen access control, visibility, and risk reduction in intellectual technology (“
IT
”) and operational technology (“
OT
”) environments. This includes a continuous maturity model for ongoing improvement aligned with business and threat evolution.
To protect our information systems from cybersecurity threats, we use various security tools that help identify, escalate, investigate, resolve, and recover from incidents in an appropriate manner. These efforts incorporate frameworks such as ISO 27001:2022 and standards developed by the National Institute of Standards and Technology. We perform periodic scans, network vulnerability assessments, penetration tests, adversary simulations, and risk assessments. We have established processes for third-party management, including risk assessments to identify, assess, and mitigate risks related to service providers.
Our security operations center provides cybersecurity monitoring, correlation, and response to protect digital assets, assisted by AI tools and cyberthreat intelligence services to enhance detection and response efficiency. We maintain an established cybersecurity incident response plan and disaster recovery plans to handle incidents that could cause major disruptions, periodically tested for improvement based on findings, environmental changes, and external assessments
.
We monitor evolving cybersecurity threats, including
AI-driven
attacks and advancements in quantum computing that could impact cryptographic protection. To address long-term risks such as quantum computing, we have initiated a Crypto-Agility program to enhance visibility, governance, and adaptability of our cryptography across applications, systems (IT and OT), certificates, keys and protocols, ensuring resilience without business disruption.

Our employees are encouraged to contribute to cybersecurity efforts. We have implemented awareness and education programs across the company, including phishing simulation campaigns, global webinars, informative materials on threats and best practices, and a formal security training path.
As of December 31, 2025, risks from cybersecurity threats, including emerging threats, have not materially affected the company, though evolving risks such as
AI-powered
threats or quantum advancements could reasonably impact operations, strategy, or financial condition if unmitigated. For more information about these risks, see “Item 3. Key Information—Risk Factors—Risks Relating to Our Business and Operations—We are increasingly dependent on information technology and our systems and infrastructure, as well as those provided by third-party service providers, face certain risks, including cyber-security risks.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We regularly assess risks from cybersecurity threats, monitor our information systems for potential vulnerabilities, and test those systems pursuant to our cybersecurity policies, processes, and practices, which are integrated into our overall enterprise risk management system
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
As of December 31, 2025, risks from cybersecurity threats, including emerging threats, have not materially affected the company, though evolving risks such as
AI-powered
threats or quantum advancements could reasonably impact operations, strategy, or financial condition if unmitigated. For more information about these risks, see “Item 3. Key Information—Risk Factors—Risks Relating to Our Business and Operations—We are increasingly dependent on information technology and our systems and infrastructure, as well as those provided by third-party service providers, face certain risks, including cyber-security risks.”

Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
Our Board of Directors oversees our risk management process, including cybersecurity risks, directly and through its Audit Committee. The Audit Committee oversees our risk management program, which focuses on the most significant risks we face in the short-, intermediate-, and long-term timeframes. The Audit Committee’s meetings include discussions of specific risk areas throughout the year, including those relating to cybersecurity and emerging threats, as well as reports on our enterprise risk profile on an annual basis.
We have a dedicated cybersecurity function that oversees information security strategy, program, governance, and operations, reporting directly to the Vice President of Information Technology (“
VP IT
”). Our VP IT has over 20 years of experience in various information technology and information security roles and a professional certification as Chief Technology Officer from the Massachusetts Institute of Technology. The VP IT reports to the Audit Committee on cybersecurity risks and strategy on a regular basis, including updates on key programs.
Our management takes a risk-based approach in cybersecurity matters and has implemented cybersecurity policies throughout our operations that are designed to address cybersecurity threats and incidents, including those described under “—Risk Management and Strategy” above. Our cybersecurity function is mainly responsible for performing regular risk assessments to identify threats to our operations, businesses, and processes. Our Information Security Committee, a multidisciplinary team headed by our cybersecurity function, evaluates performance metrics, risk mitigation tactics, security policies, and procedures on a regular basis, with broader expertise across relevant domains. It reports to the VP IT every six months on metrics, risks, and strategies for presentation to our Audit Committee.
For more information on our Board of Directors’ Audit Committee’s responsibilities, including those regarding cybersecurity risk management, please see “Item 6. Senior Management and Directors—Directors, Senior Management, and Employees—The Audit Committee, the Corporate Practices and Finance Committee, and Other Committees.”

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors oversees our risk management process, including cybersecurity risks, directly and through its Audit Committee. The Audit Committee oversees our risk management program, which focuses on the most significant risks we face in the short-, intermediate-, and long-term timeframes.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board of Directors oversees our risk management process, including cybersecurity risks, directly and through its Audit Committee. The Audit Committee oversees our risk management program, which focuses on the most significant risks we face in the short-, intermediate-, and long-term timeframes. The Audit Committee’s meetings include discussions of specific risk areas throughout the year, including those relating to cybersecurity and emerging threats, as well as reports on our enterprise risk profile on an annual basis.
Cybersecurity Risk Role of Management [Text Block]	Our management takes a risk-based approach in cybersecurity matters and has implemented cybersecurity policies throughout our operations that are designed to address cybersecurity threats and incidents, including those described under “—Risk Management and Strategy” above. Our cybersecurity function is mainly responsible for performing regular risk assessments to identify threats to our operations, businesses, and processes. Our Information Security Committee, a multidisciplinary team headed by our cybersecurity function, evaluates performance metrics, risk mitigation tactics, security policies, and procedures on a regular basis, with broader expertise across relevant domains. It reports to the VP IT every six months on metrics, risks, and strategies for presentation to our Audit Committee.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	For more information on our Board of Directors’ Audit Committee’s responsibilities, including those regarding cybersecurity risk management, please see “Item 6. Senior Management and Directors—Directors, Senior Management, and Employees—The Audit Committee, the Corporate Practices and Finance Committee, and Other Committees.”
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our VP IT has over 20 years of experience in various information technology and information security roles and a professional certification as Chief Technology Officer from the Massachusetts Institute of Technology.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true